Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Debt [Abstract]
Long-Term Debt

	December 31, 2017	December 31, 2016
Term Loan B	199,875	201,925
Less deferred finance costs, net	(2,365)	(3,342)
Total long term debt	197,510	198,583
Less unamortized discount	(996)	(1,407)
Less current portion, net of deferred finance cost	(675)	(661)
Total Long Term Debt, net of current portion and net of deferred finance costs	$195,839	$196,515

Long-Term Debt Obligations

December 31, 2017
Long-Term Debt Obligations:
Year
December 31, 2018	2,050
December 31, 2019	2,050
December 31, 2020	195,775

Total	$199,875